Subsequent Events - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Billions	1 Months Ended
	Feb. 28, 2021 EUR (€) € / shares	Feb. 02, 2021	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $			$ 628,382,956	$ 624,254,477
Subsequent Events [Member] | Senior Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €	€ 2.1
Borrowings, maturity	3 years
Borrowings, interest rate		0.00%
Percentage Of Issue Price On Principle Amount	104.75%
Percentage of annual yield-to-maturity	1.53%
Proceeds from issue of bonds, notes and debentures | €	€ 2.2
Debt Conversion Converted Instrument Shares Issued On Exchange Price	€ 3.1185
Debt Conversion Converted Instrument Shares Issued Price On premium	15
Debt Conversion Converted Instrument Shares Issued On Reference Price	€ 2.7117